Share-Based Compensation And Other Related Information - Option Activity (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of share-based payment arrangements [Abstract]
Share options outstanding, beginning (shares) | shares	936,123	1,310,864
Granted (shares) | shares	149,163	91,945
Exercised (shares) | shares	(125,762)	(307,266)
Expired (shares) | shares	(211,614)	(61,891)
Forfeited (shares) | shares	(49,523)	(97,529)
Share options outstanding, ending (shares) | shares	698,387	936,123
Outstanding, beginning of period (CAD$ per share) | $	$ 16.56	$ 16.81
Granted (CAD$ per share) | $	17.53	18.64
Exercised (CAD$ per share) | $	11.14	11.24
Expired (CAD$ per share) | $	24.90	40.22
Forfeited (CAD$ per share) | $	19.49	23.60
Outstanding, end of period (CAD$ per share) | $	$ 15.00	$ 16.56